CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100	100
Common Stock, Shares, Issued	100	100
Common Stock, Shares, Outstanding	100	100
HZO, Inc. and Subsidiaries
Allowance for credit losses	$ 3,036	$ 5,447	$ 191,833
Preferred stock, Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	49,086,791,753	49,086,791,753	4,367,599,785
Preferred stock, Issued (in shares)	28,014,564,020	28,014,564,020	4,119,991,396
Preferred Stock, Shares Outstanding	28,014,564,020	28,014,564,020	4,119,991,396
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	33,588,600,000	33,588,600,000	4,894,994,847
Common Stock, Shares, Issued	44,824,953	44,824,953	56,438,694
Common Stock, Shares, Outstanding	44,824,953	44,824,953	56,438,694